Expense Example {- Fidelity Growth Opportunities ETF} - NF_07.31 Fidelity Equity ETFs_Combo PRO-01 - Fidelity Growth Opportunities ETF - Fidelity Growth Opportunities ETF	Jan. 26, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	$ 189